Pruco Life Insurance Company                  Thomas C. Castano
                                              Assistant General Counsel
                                              Law Department

                                              Pruco Life Insurance Company
                                              213 Washington Street
                                              Newark, NJ 07102-2992
                                              (973) 802-4708 fax: (973) 802-9560



                                              May 3, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                       Re: Pruco Life Variable Contract Real Property Account (Registration No. 33-86780)

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 9, except for an extraneous reference in the index of the Pruco Life Variable Appreciable Life Prospectus (Registration No. 2-89558), which is no longer offered for sale; and(ii) the text of Post-Effective Amendment No. 9 was filed electronically on April 25, 2002 (Accession No. 0001005477-02-001801).




                                          By:       /s/
                                                    Thomas C. Castano
                                                    Assistant General Counsel
                                                    Pruco Life Insurance Company


via EDGAR